ORGANIZATION NATURE OF BUSINESS AND GOING CONCERN (Details 2) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of assets and liabilities		$ 11,468	$ 222,792
Equity securities - Pancreta Bank [Member]
Fair value of assets and liabilities	$ 5,407	4,772
Marketable securities - ICC International Cannabis Corp. [Member]
Fair value of assets and liabilities	0	0	0
Level 1 [Member]
Fair value of assets and liabilities	4,925	6,696	222,792
Level 1 [Member] | Equity securities - Pancreta Bank [Member]
Fair value of assets and liabilities	0	0
Level 1 [Member] | Marketable securities - ICC International Cannabis Corp. [Member]
Fair value of assets and liabilities	0	0	0
Level 3 [Member] | Equity securities - Pancreta Bank [Member]
Fair value of assets and liabilities	10,332	0
Level 3 [Member] | Marketable securities - ICC International Cannabis Corp. [Member]
Fair value of assets and liabilities	0	0	0
Level 2 [Member]
Fair value of assets and liabilities	5,407	4,772
Level 2 [Member] | Equity securities - Pancreta Bank [Member]
Fair value of assets and liabilities	5,407	4,772
Level 2 [Member] | Marketable securities - ICC International Cannabis Corp. [Member]
Fair value of assets and liabilities	0	0	0
Marketable securities - Divsersa S.A. [Member]
Fair value of assets and liabilities		0	218,183
Marketable securities - Divsersa S.A. [Member] | Level 1 [Member]
Fair value of assets and liabilities		11,982	218,183
Marketable securities - Divsersa S.A. [Member] | Level 3 [Member]
Fair value of assets and liabilities		0	0
Marketable securities - Divsersa S.A. [Member] | Level 2 [Member]
Fair value of assets and liabilities		0	0
Marketable securities - National Bank of Greece [Member]
Fair value of assets and liabilities	4,925	6,696	4,609
Marketable securities - National Bank of Greece [Member] | Level 1 [Member]
Fair value of assets and liabilities	4,925	6,696	4,609
Marketable securities - National Bank of Greece [Member] | Level 3 [Member]
Fair value of assets and liabilities	0	0	0
Marketable securities - National Bank of Greece [Member] | Level 2 [Member]
Fair value of assets and liabilities	$ 0	$ 0	$ 0